Regulatory Matters (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 30, 2020	Oct. 01, 2018	Oct. 20, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Aug. 01, 2018
Regulatory assets earning a return				$ 16.3
DRO revenue requirement		$ 248.0
Regulatory Assets, Noncurrent				193.6		$ 173.8
Regulatory Assets, Current				27.5		19.7
Regulatory Assets				221.1		193.5
Regulatory Liability, Noncurrent				218.3		243.6
Regulatory Liability, Current				18.0		27.9
Regulatory Liabilities				236.3		271.5
Distribution Investment Rider	$ 120.8
TCJA Yearly Refund to Customers Per DRO				4.0
DRO Vegetation Management Cost Baseline					$ 10.7
DRO Vegetation Management Cost Deferral Cap				4.6
Distribution Modernization Rider			$ 105.0
RSC Rider				$ 79.0
Return on Equity SEET Threshold				9.85%
Due from PJM transmission settlement				$ 1.7		1.8	$ 40.8
PJM transmission enhancement repayment amount				$ 32.1
Tax rate after Tax Cuts and Jobs Act of 2017				21.00%
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO				$ 65.1
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO, including taxes				83.2
Reduction of Long-term regulatory liability related to deferred income taxes				23.4
Recovery of Smart Grid Plan Phase 1 capital investments				249.0
Aggregate cap of recoverable Smart Grid Plan investments and expenses				267.6
DP&L shareholder funding under Smart Grid Plan				30.0
Proposed annual increase in transmission rates to reflect effects on TCJA				$ 7.0
Proposed Increased Return on Equity SEET Threshold				9.99%
Vegetation Management and Other [Member]
Regulatory Assets, Noncurrent				$ 15.7
Undercollections to be collected [Member]
Regulatory Assets Type of Recovery				A/B
Regulatory Assets, Current				$ 26.8		19.1
Amounts being recovered through base rates [Member]
Regulatory Assets Type of Recovery				B
Regulatory Assets, Current				$ 0.7		0.6
Pension Costs [Member]
Regulatory Assets Type of Recovery				B
Regulatory Current Asset, End Date for Recovery				Ongoing
Regulatory Assets, Noncurrent				$ 94.4		83.9
Unrecovered OVEC Charges [Member]
Regulatory Assets Type of Recovery				C
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent				$ 28.9		29.1
Deferred Regulatory Compliance Costs [Member]
Regulatory Assets Type of Recovery				B
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent				$ 6.3		6.3
Ccem Smart Grid And Advanced Metering Infrastructure Cost [Member]
Regulatory Assets Type of Recovery				B
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent				$ 8.5		8.5
Loss on Reacquired Debt [Member]
Regulatory Assets Type of Recovery				B
Regulatory Current Asset, End Date for Recovery				Various
Regulatory Assets, Noncurrent				$ 7.1		10.0
Storm Costs [Member]
Regulatory Assets Type of Recovery				A
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent				$ 11.5		5.1
Vegetation Management [Member]
Regulatory Assets Type of Recovery				A/B
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent						12.7
Decoupling Deferral and Other [Member] [Domain]
Regulatory Assets Type of Recovery				C
Regulatory Current Asset, End Date for Recovery				Undetermined
Regulatory Assets, Noncurrent				$ 13.8		13.8
Uncollectible Receivables [Member]
Regulatory Current Asset, End Date for Recovery				Undetermined
Uncollectible and Other [Member] [Domain]
Regulatory Assets Type of Recovery				C
Regulatory Assets, Noncurrent				$ 7.4		4.4
COVID-19 Deferral [Member]
Regulatory Assets, Noncurrent				1.2
Subsidiaries [Member]
TCJA Yearly Refund to Customers Per DRO				$ 4.0
Postretirement Benefit Costs [Member]
Regulatory Liabilities Type of Recovery				B
Regulatory Liability, Amortization Through				Ongoing
Regulatory Liability, Noncurrent				$ 4.1		4.6
PJM transmission enhancement settlement repayment amount [Member]
Regulatory Liabilities Type of Recovery				A
Regulatory Liability, Noncurrent				$ 7.0		8.9
Deferred Income Tax Charge [Member]
Regulatory Liability, Amortization Through				Various
Regulatory Liability, Noncurrent				$ 61.2		73.6
TCJA Regulatory Liability [Member] [Domain]
Regulatory Liabilities Type of Recovery				B
Regulatory Liability, Amortization Through				Ongoing
Regulatory Liability, Noncurrent				$ 7.2		12.9
Removal Costs [Member]
Regulatory Liability, Amortization Through				Not Applicable
Regulatory Liability, Noncurrent				$ 138.8		143.6
Overcollection of costs to be refunded [Member]
Regulatory Liabilities Type of Recovery				A/B
Regulatory Liability, Noncurrent				$ 18.0		$ 27.9
Forecast [Member]
DRO Vegetation Management Cost Baseline				15.7
Long-term [Member]
Due from PJM transmission settlement				7.0
Short-term [Member]
Due from PJM transmission settlement				$ 1.7